Condensed financial statements of the Company (Condensed statements of operations and comprehensive income/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenues	$ 252,945	¥ 1,638,525	¥ 984,153	¥ 246,568
Cost of revenues	(159,299)	(1,031,908)	(580,954)	(155,898)
Gross profit	93,646	606,617	403,199	90,670
Operating expenses:
Research and development expenses	(15,533)	(100,620)	(63,678)	(14,214)
General and administrative expenses	(30,873)	(199,986)	(236,788)	(14,780)
Total operating expenses	(74,253)	(480,992)	(405,111)	(56,934)
Other (loss)/gain - net	542	3,508	8,855	106
Operating income	19,935	129,133	6,943	33,842
Interest income	2,541	16,460	1,785	81
Foreign exchange gain and others	(4,901)	(31,746)	5,107	266
Net income/(loss) attributable to iDreamSky Technology Limited	$ 7,238	¥ 46,885	(16,875)	28,132
Accretion to convertible redeemable preferred shares redemption value			¥ (1,054,890)	(262,782)
Deemed dividend to Series A preferred shareholders				(14,402)
Deemed dividend to Li Meiping ordinary shares				(29,075)
Net (loss)/income attributable to ordinary shareholders of iDreamSky Technology Limited	$ 7,238	¥ 46,885	¥ (1,071,765)	(278,127)
Net income/(loss)	7,084	45,888	(16,701)	27,845
Other comprehensive income/(loss):
Foreign currency translation adjustments of the Company, subsidiaries and VIEs, net of nil tax	6,273	40,633	¥ (15,354)	¥ 4,559
Foreign currency translation adjustments of the Company, subsidiaries and VIEs, net of nil tax	5,515	35,722
Total other comprehensive income/(loss)	11,788	76,355	¥ (15,354)	¥ 4,559
Comprehensive income/(loss)	$ 18,872	¥ 122,243	¥ (32,055)	¥ 32,404
Parent Company [Member]
Revenues
Cost of revenues
Gross profit
Operating expenses:
Research and development expenses	$ (26)	¥ (167)
General and administrative expenses	(2,085)	(13,507)	¥ (1,977)	¥ (478)
Total operating expenses	$ (2,111)	¥ (13,674)	(1,977)	(478)
Other (loss)/gain - net			6,417	(514)
Operating income	$ (2,111)	¥ (13,674)	4,440	¥ (992)
Interest income	2,425	15,707	1,129
Foreign exchange gain and others	(3,806)	(24,652)	6,221
Income/(loss) from subsidiaries and VIEs	10,730	69,504	(28,665)	¥ 29,124
Net income/(loss) attributable to iDreamSky Technology Limited	$ 7,238	¥ 46,885	(16,875)	28,132
Accretion to convertible redeemable preferred shares redemption value			¥ (1,054,890)	(262,782)
Deemed dividend to Series A preferred shareholders				(14,402)
Deemed dividend to Li Meiping ordinary shares				(29,075)
Net (loss)/income attributable to ordinary shareholders of iDreamSky Technology Limited	$ 7,238	¥ 46,885	¥ (1,071,765)	(278,127)
Net income/(loss)	7,238	46,885	(16,875)	28,132
Other comprehensive income/(loss):
Foreign currency translation adjustments of the Company, subsidiaries and VIEs, net of nil tax	6,273	40,633	¥ (15,354)	¥ 4,559
Foreign currency translation adjustments of the Company, subsidiaries and VIEs, net of nil tax	5,515	35,722
Total other comprehensive income/(loss)	11,788	76,355	¥ (15,354)	¥ 4,559
Comprehensive income/(loss)	$ 19,026	¥ 123,240	¥ (32,229)	¥ 32,691